Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Arcos Dorados Holdings Inc.’ Shareholders	Arcos Dorados Holdings Inc.’ Shareholders Cumulative Effect, Period of Adoption, Adjustment	Additional paid-in capital	Retained earnings	Retained earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated other comprehensive loss	Accumulated other comprehensive loss Cumulative Effect, Period of Adoption, Adjustment	Common Stock in treasury	Non-controlling interests	Class A shares of common stock	Class A shares of common stock Common Stock	Class B shares of common stock Common Stock
Balance of common stock, shares at Dec. 31, 2017										0			131,072,508	80,000,000
Balance at period start at Dec. 31, 2017	$ 496,142	$ (3,796)	$ 495,650	$ (3,796)	$ 14,216	$ 401,134	$ (3,796)	$ (429,347)		$ 0	$ 492		$ 376,732	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	37,033		36,847			36,847					186
Other comprehensive income (loss)	(73,053)		(72,919)					(72,919)			(134)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(20,937)		(20,937)			(20,937)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(174)		(174)			(174)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares												520,565	520,565
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0				(3,113)								$ 3,113
Stock-based compensation related to the 2011 Equity Incentive Plan	3,747		3,747		3,747
Treasury stock purchases, shares										(6,360,826)
Treasury stock purchases	(46,035)		(46,035)							$ (46,035)
Dividends to non-controlling interests	(168)										(168)
Balance of common stock, shares at Dec. 31, 2018										6,360,826			131,593,073	80,000,000
Balance at period end at Dec. 31, 2018	$ 392,759	$ 0	392,383		14,850	413,074	$ 780	(502,266)	$ (780)	$ (46,035)	376		$ 379,845	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201712Member
Net income for the year	$ 80,116		79,896			79,896					220
Other comprehensive income (loss)	(16,537)		(16,459)					(16,459)			(78)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(22,425)		(22,425)			(22,425)
Dividends on restricted share units under the 2011 Equity Incentive Plan	(176)		(176)			(176)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares												470,558	470,558
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0				(3,359)								$ 3,359
Stock-based compensation related to the 2011 Equity Incentive Plan	1,884		1,884		1,884
Treasury stock purchases, shares										(1,632,776)
Treasury stock purchases	(13,965)		(13,965)							$ (13,965)
Dividends to non-controlling interests	(90)										(90)
Balance of common stock, shares at Dec. 31, 2019										7,993,602			132,063,631	80,000,000
Balance at period end at Dec. 31, 2019	421,566		421,138		13,375	471,149		(519,505)		$ (60,000)	428		$ 383,204	$ 132,915
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	(149,386)		(149,451)			(149,451)					65
Other comprehensive income (loss)	(65,378)		(65,355)					(65,355)			(23)
Dividends to Arcos Dorados Holdings Inc.’s shareholders	(10,220)		(10,220)			(10,220)
Cash Dividends on restricted share units under the 2011 Equity Incentive Plan	(130)		(130)			(130)
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders (75 shares per share)	0					(20,453)				$ 20,453
Stock Dividends to Arcos Dorados Holdings Inc.’s shareholders (in shares)										2,723,614
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan, shares												472,130	472,130
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0				(3,399)								$ 3,399
Stock-based compensation related to the 2011 Equity Incentive Plan	1,564		1,564		1,564
Balance of common stock, shares at Dec. 31, 2020										5,269,988			132,535,761	80,000,000
Balance at period end at Dec. 31, 2020	$ 198,016		$ 197,546		$ 11,540	$ 290,895		$ (584,860)		$ (39,547)	$ 470		$ 386,603	$ 132,915